NOTE PAYABLE (Narrative) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 18, 2025	Sep. 16, 2022	Feb. 16, 2012	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2024
Debt Instrument [Line Items]
Note payable						$ 0	$ 1,436,001
Accrued interest						$ 0	13,938
Secured notes payable [Member] | Space Florida [Member]
Debt Instrument [Line Items]
Loan principal amount			$ 1,436,001
Loan interest rate		3.00%	1.00%					3.00%
Loan collateral			The loan is secured by a DASH-7 aircraft engine with a book value of $0.
Loan interest rate in the event of default		8.00%
Frequency of periodic payment		monthly installments
Loan periodic payment		$ 13,866
Conversion of note payable (Shares)	404,312					404,312
Stock price	$ 3.59					$ 3.59
Note payable	$ 1,436,001					$ 1,436,001	1,436,001
Accrued interest	$ 15,480					15,480	13,938
Interest expense						$ 41,081	$ 43,161
Interest expense on notes				$ 0	$ 10,613